Fair Value Measurements	12 Months Ended
Mar. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

3. Fair Value Measurements

ASC 820 establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value (these are often based on internal models and there is rarely a two-way market).

The asset’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments held in the Plan primarily consist of mutual funds, common/collective trusts, a pooled separate account, the Company’s common stock and self-directed brokerage accounts. These assets are recorded at fair value on a recurring basis. Certain investments are measured at fair value using the net asset value (“NAV”) per share (or its equivalent) as a practical expedient. These investments include common/collective trusts and a pooled separate account, which are typically valued using the NAV provided by the issuer of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. The following is a description of the valuation methodologies used for investments measured at fair value. There were no changes in the methodologies used as of March 31, 2025 and 2024.

Mutual funds: Valued at the closing NAV reported on the last business day of the fiscal year, which is also the quoted market prices available on an active market.

Common/collective trusts: Valued by the issuer of the common/collective trust funds based on the NAV of its underlying investments. The underlying investments are valued by the issuer using quoted market prices on active markets and provide for daily redemptions with one or two days’ notice.

As of March 31, 2025 and 2024, the Plan’s investments in common/collective trusts had no unfunded commitments.

Pooled separate account: Valued by the issuer of the pooled separate account based on the NAV of the underlying investments. The NAV is not a publicly quoted price in an active market and is determined based upon the fair value of the underlying investments. This pooled separate account has no unfunded commitment and redemption restrictions as participant transactions may occur daily.

Company common stock: Investments in securities (common stock) traded on a national securities exchange are valued at the last reported sales price on the last business day of the fiscal year.

Self-directed brokerage accounts: The self-directed brokerage accounts are valued based on the fair value of the underlying investments. The underlying investments are carried at fair value based on quoted marked prices.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan administrator believes these valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

For fiscal years ended March 31, 2025 and 2024, there were no transfers in or out of Level 3.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of March 31, 2025 and March 31, 2024:

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$141,590,190	$—	$—	$141,590,190
Viasat, Inc. common stock	32,187,114	—	—	32,187,114
Self-directed brokerage accounts	—	20,845,120	—	20,845,120
Total investments in the fair value hierarchy	$173,777,304	$20,845,120	$—	$194,622,424
Common/collective trusts measured at NAV				$810,194,224
Pooled separate account measured at NAV				83,647,113
Total investments at fair value				$1,088,463,761

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$230,521,808	$—	$—	$230,521,808
Viasat, Inc. common stock	40,287,626	—	—	40,287,626
Self-directed brokerage accounts	—	20,280,676	—	20,280,676
Total investments in the fair value hierarchy	$270,809,434	$20,280,676	$—	$291,090,110
Common/collective trusts measured at NAV				$792,457,161
Total investments at fair value				$1,083,547,271